UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31st, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Laila Bdour
Title: Marketing Associate
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Laila Bdour      New York NY	 April 8th, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $142,347



List of Other Included Managers: N/A

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
3M Company                  COM              88579Y101    3569.158  40008             SOLE                 40008
Affirmative Insurance       COM              008272106    5.3       10000             SOLE                 10000
Albany International        FRNT 2.250% 3/1  012348AC2    9.797     10000             SOLE                 10000
American Express Co.        COM              025816109    8760.263  151404            SOLE                 151404
Bank of America CNV PFD L   7.25%CNV PFD L   060505682    3597.457  3675              SOLE                 3675
Bank of America Corp        COM              060505104    1052.7    110000            SOLE                 110000
Boeing Company              COM              097023105    7150.403  96146             SOLE                 96146
Boston Scientific Corp      COM              101137107    5069.156  847685            SOLE                 847685
BP PLC ADS                  SPONSORED ADR    055622104    900       20000             SOLE                 20000
Calpine Corp.               COM NEW          131347304    7923.914  460425            SOLE                 460425
Chesapeake Energy Corp      COM              165167107    4643.638  200416            SOLE                 200416
Cisco Systems Inc.          COM              17275R102    7587.103  358728            SOLE                 358728
ConocoPhillips              COM              20825C104    503.566   6625              SOLE                 6625
Corning Inc.                COM              219350105    5905.143  419399            SOLE                 419399
Cree Inc.                   COM              225447101    5483.535  173365            SOLE                 173365
Dow Chemical Company        COM              260543103    6158.294  177780            SOLE                 177780
Eli Lilly & Co.             COM              532457108    6213.207  154308            SOLE                 154308
Hewlett-Packard Co          COM              428236103    3378.594  141779            SOLE                 141779
Legg Mason Inc.             COM              524901105    5022.485  179824            SOLE                 179824
Live Nation, Inc.           COM              538034109    3739.433  397812            SOLE                 397812
Maui Land & Pineapple Co.   COM              577345101    5368.947  1332245           SOLE                 1332245
MBIA Inc                    COM              55262C100    1163.113  118685            SOLE                 118685
Mesabi Trust                CTF BEN INT      590672101    4440.147  144913            SOLE                 144913
Micron Technology Inc       COM              595112103    6197.281  765569            SOLE                 765569
New York Times cl A         CL A             650111107    4199.234  618444            SOLE                 618444
Paccar Inc.                 COM              693718108    7604.745  162390            SOLE                 162390
Pfizer Inc.                 COM              717081103    4690.145  207116            SOLE                 207116
QEP Resources, Inc.         COM              74733V100    2238.554  73395             SOLE                 73395
Qualcomm Inc.               COM              747525103    1327.783  19509             SOLE                 19509
Questar Corporation         COM              748356102    1593.832  82754             SOLE                 82754
Sprint Nextel Corp.         COM SER 1        852061100    3246.952  1139281           SOLE                 1139281
Tejon Ranch Co.             COM              879080109    544.733   19020             SOLE                 19020
WellsFargo Pfd Series L     PERP PFD CNV A   949746804    719.155   644               SOLE                 644
Williams Companies          COM              969457100    6755.158  219252            SOLE                 219252
WPX Energy Inc              COM              98212B103    1318.944  73234             SOLE                 73234
Zimmer Holdings Inc         COM              98956P102    4264.657  66345             SOLE                 66345
